HIGH INCOME ADVANTAGE TRUST II  Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS January 31, 1996

DEAR SHAREHOLDER:

The fixed-income markets continued to rebound during the second half of 1995, as economic growth slowed and inflation fears subsided. The high-yield market, which benefited from the U.S. Treasury market rally and lower interest rates during the first half of 1995, calmed down somewhat during the second half of the year.
However, as is typical in a decelerating economic environment, high-yield bonds lagged the U.S. Treasury rally, as concerns over the severity of the economic slowdown offset some of the benefit of lower interest rates.

For the six-month period ended January 31, 1996, High
Income Advantage Trust II produced a total return of 8 percent, based on its closing market price on the New
York Stock Exchange (NYSE) of $6.25 per share. Based on its net asset value (NAV) of $5.97 per share on January
31, 1996, the Trust's total return for the six-month period was 3.92 percent. As of January 31, 1996, the Trust had net assets in excess of $212 million. Over the past six months, the Trust continued to distribute regular income dividends at a rate of $.0525 per share per month. For the full six-month period, income dividends totaled approximately $.35 per share, including an extra income dividend of $.0365 per share paid on December 22, 1995.

INVESTMENT STRATEGY

The Trust's investment strategy throughout 1995 was to capitalize on the opportunity created by the 1994 market correction by positioning the Trust for an eventual rebound in the market. Despite the fact that corporate credit quality remained strong, the 1994 market correction pushed yields on many B rated issued
300-400 basis points higher (to the 13-14 percent range) and caused bond prices in some cases to decline by as much as 15-20 percent. In light of this correction, the Trust increased its emphasis on discounted issues during the second half of 1994, which helped to provide more capital appreciation potential for the Trust. While the Trust's portfolio is still positioned for further upside in the high yield market, it continues to maintain a sizable position in various defensive securities, in order to provide the flexibility needed to take advantage of any interim opportunities that may arise.

HIGH INCOME ADVANTAGE TRUST II

 MARKET OUTLOOK

 Given our outlook for continued, albeit slower economic growth, we find that many of today's B rated issues -- still yielding more than 600 basis points (6 percent) above U.S. Treasury securities and trading at significant discounts -- offer excellent long-term return potential. Over the near term, we expect continued volatility in the financial markets as investors assess the economy's strength, possible Federal Reserve Board actions and ongoing budget negotiations in Washington. However, despite any potential short-term weakness, we consider today's high-yield market to be an attractive long-term opportunity for investors. Many current high-yield issues provide an exceptionally attractive yield advantage over U.S. Treasury securities, with the opportunity for substantial capital appreciation if the high-yield market continues its recovery.

 We would like to remind you that the Trustees have approved a procedure whereby the Trust, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

 We appreciate your support of High Income Advantage Trust II and look forward to continuing to serve your investment needs.

 Very truly yours,

 /s/ CHARLES A. FIUMEFREDDO

 Charles A. Fiumefreddo
 Chairman of the Board

HIGH INCOME ADVANTAGE TRUST II

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On December 20, 1995, an annual meeting of the Trust's shareholders was held for the purpose of voting on three separate issues, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

        Edwin J. Garn
        For.....................................................................................................  27,087,504
        Against.................................................................................................     344,912
        John R. Haire
        For.....................................................................................................  27,055,222
        Against.................................................................................................     377,194
        Michael E. Nugent
        For.....................................................................................................  27,089,697
        Against.................................................................................................     342,719
        Philip J. Purcell
        For.....................................................................................................  27,088,653
        Against.................................................................................................     343,763

   The following Trustees were not standing for reelection at this meeting:

      Jack F. Bennett+, Michael Bozic, Charles A. Fiumefreddo, Dr. Manuel H. Johnson,
      Paul Kolton and John L. Schroeder

(2) CONTINUANCE OF THE CURRENTLY EFFECTIVE INVESTMENT MANAGEMENT AGREEMENT:

        For.....................................................................................................  26,561,738
        Against.................................................................................................     315,542
        Abstain.................................................................................................     555,136

(3) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

        For.....................................................................................................  26,960,843
        Against.................................................................................................     112,076
        Abstain.................................................................................................     359,497

---------------------
+ Retired effective February 1, 1996.

HIGH INCOME ADVANTAGE TRUST II

PORTFOLIO OF INVESTMENTS January 31, 1996 (unaudited)

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE         VALUE
------------------------------------------------------------------------------------------
             CORPORATE BONDS (90.3%)
             Aerospace (2.8%)
 $ 6,250     Sabreliner Corp. (Series B)..........    12.50 %     04/15/03    $  5,921,875
                                                                                ----------
             Airlines (4.5%)
  10,000     GPA Delaware, Inc. ..................     8.75       12/15/98       9,525,000
                                                                                ----------
             Automotive (3.4%)
   1,000     APS, Inc. - 144A*....................    11.875      01/15/06       1,036,250
   7,900     Envirotest Systems, Inc. ............     9.625      04/01/03       6,241,000
                                                                                ----------
                                                                                 7,277,250
                                                                                ----------
             Cable & Telecommunications (8.4%)
   4,053     Adelphia Communications Corp. (Series
              B)..................................     9.50+      02/15/04       3,343,944
   5,500     AT&T Capital Corp. ..................    15.00       05/05/97       6,133,600
  13,850     In-Flight Phone Corp. (Series B).....    14.00++     05/15/02       4,293,500
   2,000     Paxson Communications - 144A*........    11.625      10/01/02       2,100,000
   2,000     Rifkin Acquisition Partners
              L.P. - 144A*........................    11.125      01/15/06       2,035,000
                                                                                ----------
                                                                                17,906,044
                                                                                ----------
             Computer Equipment (8.2%)
   8,000     IBM Credit Corp. ....................    15.00       06/13/96       8,263,680
   8,850     Unisys Corp. ........................    13.50       07/01/97       9,115,500
                                                                                ----------
                                                                                17,379,180
                                                                                ----------
             Consumer Products (1.2%)
   2,500     J.B. Williams Holdings, Inc. ........    12.00       03/01/04       2,518,750
                                                                                ----------
             Containers (2.0%)
   7,000     Ivex Holdings Corp. (Series B).......    13.25++     03/15/05       4,270,000
                                                                                ----------
             Electrical & Alarm Systems (2.2%)
   6,000     Mosler, Inc. ........................    11.00       04/15/03       4,740,000
                                                                                ----------
             Entertainment/Gaming & Lodging (6.4%)
   3,000     Fitzgeralds Gaming Corp. (Units)+++..    13.00       12/31/02       2,820,000
   4,800     Motels of America, Inc. (Series B)...    12.00       04/15/04       4,776,000
   1,750     Plitt Theaters, Inc. ................    10.875      06/15/04       1,627,500
  19,229     Spectravision, Inc. (c)..............    11.65       12/01/02       1,884,346
   2,500     Trump Taj Mahal (Series A)...........    11.35+      11/15/99       2,487,500
                                                                                ----------
                                                                                13,595,346
                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST II

PORTFOLIO OF INVESTMENTS January 31, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE         VALUE
------------------------------------------------------------------------------------------
             Foods & Beverages (14.7%)
 $11,394     Envirodyne Industries, Inc. .........    10.25 %     12/01/01    $  8,944,290
   8,000     PepsiCo Inc. ........................    15.00       06/14/96       8,270,160
   2,000     SC International Services, Inc. .....    13.00       10/01/05       2,145,000
   5,000     Seven Up/RC Bottling Co. Southern
              California, Inc. (d)................    11.50       08/01/99       3,106,250
  18,000     Specialty Foods Acquisition Corp.
              (Series B)..........................    13.00++     08/15/05       8,820,000
                                                                                ----------
                                                                                31,285,700
                                                                                ----------
             Manufacturing (6.2%)
   4,500     Alpine Group, Inc. ..................    12.25       07/15/03       4,410,000
   2,000     Berry Plastics Corp. ................    12.25       04/15/04       2,170,000
   2,000     Cabot Safety Corp. ..................    12.50       07/15/05       2,170,000
   2,000     International Wire Group.............    11.75       06/01/05       1,955,000
   2,500     Uniroyal Technology Corp. ...........    11.75       06/01/03       2,400,000
                                                                                ----------
                                                                                13,105,000
                                                                                ----------
             Manufacturing - Diversified (8.0%)
   4,500     Foamex L.P. .........................    11.875      10/01/04       4,342,500
   4,500     Interlake Corp. .....................    12.125      03/01/02       4,320,000
   2,500     J.B. Poindexter & Co., Inc. .........    12.50       05/15/04       2,125,000
   2,500     Jordan Industries, Inc. .............    10.375      08/01/03       2,259,375
   6,200     Jordan Industries, Inc. .............    11.75++     08/01/05       3,937,025
   2,500     Starcraft Industrial Corp. (c).......    16.50       01/15/98         --
                                                                                ----------
                                                                                16,983,900
                                                                                ----------
             Oil & Gas (3.2%)
   2,500     Deeptech International, Inc. ........    12.00       12/15/00       2,275,000
   5,000     Empire Gas Corp. ....................     7.00       07/15/04       4,500,000
                                                                                ----------
                                                                                 6,775,000
                                                                                ----------
             Publishing (4.5%)
   9,000     Affiliated Newspapers Investments,
              Inc. ...............................    13.25++     07/01/06       5,805,000
   5,000     United States Banknote Corp. ........    10.375      06/01/02       3,650,000
                                                                                ----------
                                                                                 9,455,000
                                                                                ----------
             Restaurants (7.7%)
  12,500     American Restaurant Group Holdings,
              Inc. ...............................    14.00++     12/15/05       5,781,250
   2,000     Carrols Corp. .......................    11.50       08/15/03       2,060,000
  12,150     Flagstar Corp. ......................    11.25       11/01/04       8,505,000
                                                                                ----------
                                                                                16,346,250
                                                                                ----------
             Retail (2.8%)
   2,030     Cort Furniture Rental Corp. .........    12.00       09/01/00       2,172,100
   2,500     County Seat Stores Co. ..............    12.00       10/01/02       1,812,500
   2,100     Thrifty Payless Holdings, Inc. ......    11.625+     04/15/06       2,058,000
                                                                                ----------
                                                                                 6,042,600
                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST II

PORTFOLIO OF INVESTMENTS January 31, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE         VALUE
------------------------------------------------------------------------------------------
             Retail - Food Chains (0.5%)
 $ 1,000     Ralphs Grocery Co. ..................    11.00 %     06/15/05    $    950,000
                                                                                ----------
             Textiles - Apparel Manufacturers
              (3.6%)
   7,813     JPS Textile Group, Inc. .............    10.85       06/01/99       6,328,530
   2,000     U.S. Leather, Inc. ..................    10.25       07/31/03       1,400,000
                                                                                ----------
                                                                                 7,728,530
                                                                                ----------
             TOTAL CORPORATE BONDS
             (Identified Cost $212,559,181)...............................     191,805,425
                                                                                ----------


NUMBER OF
 SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
             COMMON STOCKS (a) (4.3%)
             Automotive (0.0%)
      91     Northern Holdings Industrial Corp. (Restricted) (b).......         --
                                                                             ----------
             Computer Equipment (0.1%)
 222,958     Memorex Telex NV (ADR) (Netherlands) (b)..................         264,763
                                                                             ----------
             Entertainment/Gaming & Lodging (0.3%)
   5,000     Motels of America, Inc. - 144A*...........................         425,000
   5,210     Trump Taj Mahal (Class A).................................         139,367
                                                                             ----------
                                                                                564,367
                                                                             ----------
             Foods & Beverages (0.3%)
 225,000     Specialty Foods Acquisition Corp. (Restricted) - 144A*....         618,750
                                                                             ----------
             Manufacturing - Diversified (3.2%)
 395,150     Thermadyne Holdings Corp. (b).............................       6,766,944
                                                                             ----------
             Publishing (0.1%)
   9,000     Affiliated Newspapers Investments, Inc. (Class B).........         270,000
                                                                             ----------
             Restaurants (0.1%)
  12,500     American Restaurant Group Holdings, Inc. - 144A*..........         187,500
                                                                             ----------
             Retail (0.2%)
  95,000     Thrifty Payless Holdings, Inc. (Class C)..................         475,000
                                                                             ----------
             TOTAL COMMON STOCKS
             (Identified Cost $18,514,317).............................       9,147,324
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST II

PORTFOLIO OF INVESTMENTS January 31, 1996 (unaudited) continued


NUMBER OF
 SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
             PREFERRED STOCK (0.9%)
             Entertainment/Gaming & Lodging
  80,000     Fitzgeralds Gaming Corp. (Units)+++ $3.75
             (Identified Cost $2,000,000)..............................    $  2,020,000
                                                                             ----------


NUMBER OF                                                       EXPIRATION
WARRANTS                                                          DATE           VALUE
------------------------------------------------------------------------------------------
             WARRANTS (a) (0.7%)
             Aerospace (0.0%)
   6,000     Sabreliner Corp. (Restricted) - 144A*..........     04/15/03           60,000
                                                                                ----------
             Cable & Telecommunications (0.1%)
  12,900     In-Flight Phone Corp. - 144A*..................     08/31/02          129,000
                                                                                ----------
             Containers (0.1%)
   5,000     Crown Packaging Holdings, Ltd.
              (Canada) - 144A*..............................     11/01/03          275,000
                                                                                ----------
             Entertainment/Gaming & Lodging (0.0%)
   3,263     Casino America, Inc. ..........................     11/15/96          --
   8,650     Fitzgeralds Gaming Corp. - 144A*...............     03/15/99           60,550
                                                                                ----------
                                                                                    60,550
                                                                                ----------
             Manufacturing (0.1%)
   5,000     BPC Holdings Corp. ............................     04/15/04           62,500
  25,000     Uniroyal Technology Corp. .....................     06/01/03           50,000
                                                                                ----------
                                                                                   112,500
                                                                                ----------
             Oil & Gas (0.0%)
   6,900     Empire Gas Corp. ..............................     07/15/04           69,000
                                                                                ----------
             Retail (0.4%)
   5,000     County Seat Holdings Co. ......................     10/15/98          100,000
 165,000     New Cort Holdings Corp. .......................     09/01/98          742,500
                                                                                ----------
                                                                                   842,500
                                                                                ----------
             Retail - Food Chains (0.0%)
  19,512     Grand Union Co. (Series 1) (b).................     06/16/00          --
  39,026     Grand Union Co. (Series 2) (b).................     06/16/00          --
                                                                                ----------
                                                                                   --
                                                                                ----------
             TOTAL WARRANTS
             (Identified Cost $1,449,513)................................        1,548,550
                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST II

PORTFOLIO OF INVESTMENTS January 31, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                           COUPON      MATURITY
THOUSANDS                                            RATE         DATE          VALUE
-----------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (1.9%)
             REPURCHASE AGREEMENT
 $ 4,006     The Bank of New York (dated
              01/31/96; proceeds $4,006,248;
              collateralized by $3,836,332 U.S.
              Treasury Note 6.25% due 08/31/00
              valued at $4,085,720) (Identified
              Cost $4,005,608)..................     5.75  %    02/01/96     $  4,005,608
                                                                               ----------
             TOTAL INVESTMENTS
             (Identified Cost $238,528,619) (e).................   98.1%      208,526,907
             OTHER ASSETS IN EXCESS OF LIABILITIES................   1.9        3,945,408
                                                                    ----       ----------
             NET ASSETS.........................................  100.0%     $212,472,315
                                                                  ======     ============

-------------------------


ADR    American Depository Receipt.
 *     Resale is restricted to qualified institutional investors.
 +++   Consists of one or more class of securities traded together as a unit;
       generally bonds/stocks with attached warrants.
 +     Payment-in-kind security.
 ++    Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
(a)    Non-income producing securities.
(b)    Acquired through exchange offer.
(c)    Non-income producing security, issuer in bankruptcy.
(d)    Non-income producing security, bond in default.
(e)    The aggregate cost for federal income tax purposes is $239,036,060; the aggregate gross unrealized appreciation is $7,697,012 and the aggregate gross unrealized depreciation is $38,206,165, resulting in net unrealized depreciation of $30,509,153.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1996 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $238,528,619).........    $ 208,526,907
Receivable for:
    Interest............................        3,955,597
    Investments sold....................          303,125
Prepaid expenses and other assets.......           19,792
                                              -----------
    TOTAL ASSETS........................      212,805,421
                                              -----------
LIABILITIES:
Investment management fee payable.......          143,372
Accrued expenses and other payables.....          189,734
                                              -----------
    TOTAL LIABILITIES...................          333,106
                                              -----------
NET ASSETS:
Paid-in-capital.........................      344,428,742
Net unrealized depreciation.............      (30,001,712)
Accumulated undistributed net investment
 income.................................        3,023,126
Accumulated net realized loss...........     (104,977,841)
                                              -----------
    NET ASSETS..........................    $ 212,472,315
                                              ===========
NET ASSET VALUE PER SHARE,
 35,611,307 shares outstanding
 (unlimited shares authorized of $.01
 par value).............................            $5.97
                                                     ====
STATEMENT OF OPERATIONS
For the six months ended January 31, 1996 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME...........................    $13,439,029
                                                ---------
EXPENSES
Investment management fee.................        804,115
Transfer agent fees and expenses..........         76,472
Professional fees.........................         26,776
Custodian fees............................         20,577
Shareholder reports and notices...........         19,695
Registration fees.........................         18,637
Trustees' fees and expenses...............         11,020
Other.....................................          3,921
                                                ---------
    TOTAL EXPENSES........................        981,213
                                                ---------
    NET INVESTMENT INCOME.................     12,457,816
                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.........................     (9,000,079)
Net change in unrealized depreciation.....      4,926,576
                                                ---------
    NET LOSS..............................     (4,073,503)
                                                ---------
NET INCREASE..............................    $ 8,384,313
                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST II

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX            FOR THE YEAR
                                                       MONTHS ENDED              ENDED
                                                     JANUARY 31, 1996        JULY 31, 1995
------------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...........................       $ 12,457,816           $ 24,934,195
Net realized loss...............................         (9,000,079)           (20,031,015)
Net change in unrealized depreciation...........          4,926,576             12,554,315
                                                       ------------           ------------
    NET INCREASE................................          8,384,313             17,457,495
                                                       ------------           ------------
Dividends from net investment income............        (12,517,374)           (25,533,307)
                                                       ------------           ------------
    TOTAL DECREASE..............................         (4,133,061)            (8,075,812)
NET ASSETS:
Beginning of period.............................        216,605,376            224,681,188
                                                       ------------           ------------
    END OF PERIOD
    (Including undistributed net investment
    income of $3,023,126 and $3,082,684,
    respectively)...............................       $212,472,315           $216,605,376
                                                       ============           ============

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST II

NOTES TO FINANCIAL STATEMENTS January 31, 1996 (unaudited)

 1. ORGANIZATION AND ACCOUNTING POLICIES

 High Income Advantage Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust was organized as a Massachusetts business trust on July 7, 1988 and commenced operations on September 30, 1988.

 The following is a summary of significant accounting policies:

 A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
 (3) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Trust's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

 B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

 C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

 D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered

HIGH INCOME ADVANTAGE TRUST II

NOTES TO FINANCIAL STATEMENTS January 31, 1996 (unaudited) continued

temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

 2. INVESTMENT MANAGEMENT AGREEMENT

 Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

 Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's book and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

 3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

 The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1996, aggregated $63,374,403 and $64,457,348, respectively.

 Dean Witter Trust Company, an affiliate of the Investment Manager, is the Trust's transfer agent. At January 31, 1996, the Trust had transfer agent fees and expenses payable of approximately $14,000.

 The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 1995 included in Trustees'

HIGH INCOME ADVANTAGE TRUST II

NOTES TO FINANCIAL STATEMENTS January 31, 1996 (unaudited) continued

fees and expenses in the Statement of Operations amounted to $1,173. At January 31, 1996, the Trust had an accrued pension liability of $50,775 which is included in accrued expenses in the Statement of Assets and Liabilities.

 4. SHARES OF BENEFICIAL INTEREST

                                                                                                                     CAPITAL PAID
                                                                                                    PAR VALUE OF     IN EXCESS OF
                                                                                       SHARES          SHARES         PAR VALUE
                                                                                     ----------     ------------     ------------
  Balance, July 31, 1994, July 31, 1995, and January 31, 1996....................    35,611,307       $356,113       $344,072,629
                                                                                     ==========      =========        ===========

 5. DIVIDENDS

 The Trust has declared the following dividends from net investment income:

                         AMOUNT             RECORD               PAYABLE
   DECLARATION DATE     PER SHARE            DATE                  DATE
  ------------------    ---------     ------------------    ------------------
  January 30, 1996       $0.0525       February 9, 1996     February 23, 1996
  February 27, 1996      $0.0525        March 8, 1996         March 22, 1996

 6. FEDERAL INCOME TAX STATUS

 At July 31, 1995, the Trust had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations as follows:

                   AVAILABLE THROUGH JULY 31
                    (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------
1998      1999        2000        2002       2003        TOTAL
----     -------     -------     ------     -------     -------
$28      $20,947     $29,353     $8,200     $23,309     $81,837
===       ======      ======      =====      ======      ======

 Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $13,651,000 during fiscal 1995. At July 31, 1995, the Trust had temporary book/tax differences primarily attributable to post-October losses.

HIGH INCOME ADVANTAGE TRUST II

NOTES TO FINANCIAL STATEMENTS January 31, 1996 (unaudited) continued

 7. SELECTED QUARTERLY FINANCIAL DATA

                                                                                                     QUARTERS ENDED
                                                                                       ------------------------------------------
                                                                                            1/31/96                10/31/95
                                                                                       ------------------     -------------------
                                                                                                    PER                     PER
                                                                                       TOTAL*      SHARE       TOTAL*      SHARE
                                                                                       -------     ------     --------     ------
  Total investment income.........................................................     $ 7,051     $ 0.20     $  6,388     $ 0.18
  Net investment income...........................................................       6,566       0.18        5,892       0.17
  Net realized and unrealized gain (loss).........................................      15,311       0.43      (19,385)     (0.54)

                                                                             QUARTERS ENDED
                                       ------------------------------------------------------------------------------------------
                                             7/31/95                 4/30/95                1/31/95                10/31/94
                                       -------------------     -------------------     ------------------     -------------------
                                                     PER                     PER                    PER                     PER
                                        TOTAL*      SHARE       TOTAL*      SHARE      TOTAL*      SHARE       TOTAL*      SHARE
                                       --------     ------     --------     ------     -------     ------     --------     ------
  Total investment income..........    $  7,062     $ 0.20     $  6,541     $ 0.18     $ 6,184     $ 0.17     $  7,117     $ 0.20
  Net investment income............       6,499       0.18        6,117       0.17       5,715       0.16        6,603       0.19
  Net realized and unrealized gain
   (loss)..........................       5,411       0.15        5,881       0.17      (6,800)     (0.19)     (11,969)     (0.34)
                                                                             QUARTERS ENDED
                                       ------------------------------------------------------------------------------------------
                                             7/31/94                 4/30/94                1/31/94                10/31/93
                                       -------------------     -------------------     ------------------     -------------------
                                                     PER                     PER                    PER                     PER
                                        TOTAL*      SHARE       TOTAL*      SHARE      TOTAL*      SHARE       TOTAL*      SHARE
                                       --------     ------     --------     ------     -------     ------     --------     ------
  Total investment income..........    $  6,876     $ 0.19     $  6,444     $ 0.18     $ 6,727     $ 0.19     $  7,029     $ 0.20
  Net investment income............       6,326       0.18        5,876       0.16       6,132       0.17        6,479       0.18
  Net realized and unrealized gain
   (loss)..........................     (16,859)     (0.47)     (11,031)     (0.31)     12,043       0.34        5,693       0.16

---------------------
 * Amounts in thousands.

HIGH INCOME ADVANTAGE TRUST II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE SIX               FOR THE YEAR ENDED JULY 31
                                                           MONTHS ENDED    -------------------------------------------------
                                                         JANUARY 31, 1996   1995       1994      1993      1992     1991
----------------------------------------------------------------------------------------------------------------------------
                                                            (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................          $ 6.08       $ 6.31     $ 6.60    $ 6.43    $ 5.68    $ 6.44
                                                              ------       ------     ------    ------    ------    ------
Net investment income...............................            0.35         0.70       0.69      0.77      0.91      0.77
Net realized and unrealized gain (loss).............           (0.11)       (0.21)     (0.28)     0.21      0.50     (0.70)
                                                              ------       ------     ------    ------    ------    ------
Total from investment operations....................            0.24         0.49       0.41      1.08      1.41      0.07
                                                              ------       ------     ------    ------    ------    ------
Less dividends and distributions from:
   Net investment income............................           (0.35)       (0.72)     (0.70)    (0.91)    (0.66)    (0.77)
   Net realized gain................................              --           --         --        --        --     (0.06)
                                                              ------       ------     ------    ------    ------    ------
Total dividends and distributions...................           (0.35)       (0.72)     (0.70)    (0.91)    (0.66)    (0.83)
                                                              ------       ------     ------    ------    ------    ------
Net asset value, end of period......................          $ 5.97       $ 6.08     $ 6.31    $ 6.60    $ 6.43    $ 5/58
                                                              ======       ======     ======    ======    ======    ======
Market value, end of period.........................          $6.250       $6.125     $ 6.25    $6.875    $ 6.50    $5.125
                                                              ======       ======     ======    ======    ======    ======
TOTAL INVESTMENT RETURN+............................            8.00%(1)    10.29%      0.90%    22.16%    42.17%     3.03%
RATIOS TO AVERAGE NET ASSETS:
Expenses............................................            0.92%(2)     0.93%      0.94%     0.95%     0.98%     1.07%
Net investment income...............................           11.62%(2)    11.81%     10.33%    12.17%    14.83%    14.85%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............        $212,472     $216,605   $224,681  $235,039  $228,283  $210,595
Portfolio turnover rate.............................              31%(1)       70%       113%      138%       99%      129%

---------------------

(1) Not annualized.

(2) Annualized.

 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson                                    HIGH
Paul Kolton                                              INCOME
Michael E. Nugent                                        ADVANTAGE
Philip J. Purcell                                        TRUST II
Jon L. Schroeder


OFFICERS
----------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
----------------------------------------------
Dean Witter Trust Company
Harborside Financial Center--Plaza Two
Jersey City, New Jersey  07311


INDEPENDENT ACCOUNTANTS
----------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036


INVESTMENT MANAGER
----------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York  10048


                                                         SEMIANNUAL REPORT
                                                         JANUARY 31, 1996


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an option thereon.